Equity Incentive Plan (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	May 29, 2015	Mar. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common share options authorized under plan			354,912				354,912
Common share options available for issuance			156,956		156,956
Stock based compensation			$ 19	$ 30	$ 38	$ 47
Unrecognized stock based compensation expense			$ 11		$ 30
Number of shares exercisable					1,906,875	1,906,875		312,500
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued shares		94,375
Warrant exercise price		$ 10.00
Warrant expire date		Mar. 31, 2019
Warrants to Purchase Common Stock [Member] | Fund Management Group LLC [Member] | Warrant Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 9.60
Warrants issued shares		312,500
Warrant expire date		Mar. 31, 2019
Warrant redemption price per share		$ 0.01
Number of consecutive trading days		20 days
Notice days		30 days
Restricted Stock Units [Member] | Closing Price $10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Share price	$ 10.00
Restricted Stock Units [Member] | Closing Price $12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Share price	$ 12.00